Financial income and expense	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Financial income and expense
24.	Financial income and expense
Financial income

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Interest income
Financial assets measured at AC	6,996	22,399	37,580
Dividends
Financial assets measured at FVOCI	2,792	3,488	1,138
Gain on revaluation of equity instruments
Financial assets measured at FVPL *2	—	—	71,385
Other	9,516	5,171	15,494

Total	19,304	31,058	125,597

Financial expenses

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Interest expense
Financial liabilities measured at AC	6,377	16,016	28,163
Other	8,223	10,382	12,833
Foreign exchange loss, net *1	1,612	14,489	6,989
Loss on revaluation of equity instruments
Financial assets measured at FVPL *2	66,177	4,623	—
Other	21,751	13,441	17,781

Total	104,140	58,951	65,766

*1	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.

*2
Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, net of costs to be paid to Sony’s artists and distributed labels, owned as of March 31, 2022, 2023 and 2024 resulted in an unrealized loss of 45,017 million yen (395 million U.S. dollars), an unrealized loss of 7,787 million yen (58 million U.S. dollars), and an unrealized gain of 64,764 million yen (440 million U.S. dollars), respectively.